Information About Components of Consolidated Statements of Financial Position - Schedule of Cash and Cash Equivalents (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Cash and Cash Equivalents [Abstract]
Cash at bank and on hand	$ 767,919	$ 27,210,070
Mutual funds		25,784,795
Cash and cash equivalents	$ 767,919	$ 52,994,865